As filed with the Securities and Exchange Commission
                               on August 29, 2003
                      Registration No. 33-24848; 811-05669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                       Post-Effective Amendment No. 50 [X]
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 51 [X]

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)

                                 (800) 282-5706
              (Registrant's Telephone Number, including Area Code)

                                C. David Bunstine
                                    President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                Ropes & Gray LLP
                               One Franklin Square
                          1301 K Street, Suite 800 East
                              Washington, DC 20005

It is proposed that this filing will become effective :

[_] Immediately upon filing pursuant to Rule 485(b), or

[X] on October 5, 2003, pursuant to Rule 485(b), or

[_] 60 Days after filing pursuant to Rule 485(a)(1), or

[_] on _________ pursuant to Rule 485(a)(1), or

[_] 75 days after filing pursuant to Rule 485(a)(2), or

[_] on _________ pursuant to Rule 485(a)(2)


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Fifth Third Funds (the "Trust") hereby incorporates by reference all of the information set forth in Parts A and B of Post-Effective Amendment No. 49 under the Securities Act of 1933 and Amendment No. 50 under the Investment Company Act of 1940, which was filed on July 1, 2003. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 49 until October 5, 2003.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Washington, District of Columbia, on the 2nd day of September, 2003.

                                             FIFTH THIRD FUNDS

                                             *By: /s/ C. David Bunstine

                                             ----------------------
                                             C. David Bunstine, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                       TITLE                                        DATE
* /s/ C. David Bunstine         President
  -------------------------     (Principal Executive Officer)       September 2, 2003
C. David Bunstine


* /s/ Adam S. Ness              Treasurer (Principal Financial
  -------------------------     and Accounting Officer)             September 2, 2003
Adam S. Ness

* /s/ Edward Burke Carey        Chairman and Trustee                September 2, 2003
  -------------------------
Edward Burke Carey

* /s/ David J. Durham           Trustee                             September 2, 2003
  -------------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.       Trustee                             September 2, 2003
  -------------------------

J. Joseph Hale, Jr.

* /s/ John E. Jaymont           Trustee                             September 2, 2003
  -------------------------
John E. Jaymont

*By: /s/ Alyssa Albertelli
     ----------------------

       Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith